14. PROPERTY, PLANT AND EQUIPMENT, NET (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
DisclosureOfInterestCapitalizedLinesLineItems [Line Items]
Capitalization rate of capitalized interest, property, plant and equipment	4.03%	5.12%
Amounts of capitalized interest, property, plant and equipment (in ThCh$)	$ 1,238,154	$ 1,114,041
Biological Assets
DisclosureOfInterestCapitalizedLinesLineItems [Line Items]
Capitalization rate of capitalized interest, property, plant and equipment	1.541%	25.61%
Amounts of capitalized interest, property, plant and equipment (in ThCh$)	$ 56,942	$ 29,886